CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income/(loss)	$ (27,541,124)	$ 12,598,098	$ 10,658,183
Adjustments to reconcile net income/(loss) to net cash used in operating activities:
Depreciation and amortization	1,104,084	1,139,131	1,014,387
Deferred tax expense (benefit)	(53,499)	32,774	(541,987)
Allowance for credit losses	672,946	2,345,747	2,221,430
Recovery of allowance for expected credit losses	(100,321)	(1,099,404)	0
Share-based compensation	17,471,081
Prepaid and other current assets provision			117,679
Amortization of right-of-use assets	312,019	368,264	357,325
Changes in assets and liabilities:
Accounts receivable	5,348,047	(17,799,751)	(9,674,507)
Inventories	260,281	(187,543)	113,661
Prepayments	1,398,808	(4,683,841)	(5,292,606)
Deposits and other assets	(44,959)	(153,904)	(149,773)
Accounts payable	483,945	727,800	341,525
Contract liabilities	(32,470)	310,151	(173,101)
Lease liabilities	(268,367)	(497,449)	(253,605)
Accrued expenses and other payables	(450,913)	(1,567,492)	1,213,891
Taxes payable	96,410	2,154,304	(972,466)
Net cash used in operating activities	(1,344,032)	(6,313,115)	(1,019,964)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	(42,315)	(2,853,678)	(2,638,488)
Interest-free advances made to a related party			(14,130)
Received repayment of Interest-free advance to a related party		386,635
Net cash used in investing activities	(42,315)	(2,467,043)	(2,652,618)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from short-term bank loans	11,545,300	19,323,780	9,601,600
Repayments of short-term bank loans	(17,811,755)	(10,983,780)	(7,483,600)
Proceeds from long-term loan	6,391,228	2,780,000	2,548,794
Payment of long-term loan	(2,282,213)	(806,764)	(194,041)
Proceeds from PIPE investment		2,900,000
Proceeds of Interest-free advances for operation from related parties	882,548	20,910
Repayment of Interest-free advances for operation to a related party	(118,931)		(119,783)
Payment of listing cost		(2,900,000)	(877,722)
Net cash (used in)/provided by financing activities	(1,393,823)	10,334,146	3,475,248
Effect of exchange rate changes	375,788	(94,273)	(3,108)
Net change in Cash and restricted cash	(2,404,382)	1,459,715	(200,442)
Cash and restricted cash at beginning of year	2,970,199	1,510,484	1,710,926
Cash and restricted cash at end of the year	565,817	2,970,199	1,510,484
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Cash paid for income taxes	836,584	1,837,708	2,644,786
Cash paid for interest	737,671	$ 576,752	285,833
SUPPLEMENTAL DISCLOSURE OF NONCASH FLOW INFORMATION:
Right-of-use assets obtained in exchange for operating lease liabilities			$ 19,701
Listing expense paid by a related party	$ 234,967